Income Taxes (Details 4) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Details [Abstract]
Prepaid income taxes					$ 173,396	$ 173,396
Deferred tax liability					940,000	1,209,000
Income tax benefit	$ (395,763)	$ (154,600)	$ (655,613)	$ (746,100)	$ (781,200)	$ (1,090,088)